CERT AMX

1- 6523

06031748

AMERICAN STOCK EXCHANGE® Equities Options ETFs

**Richard A. Mikaliunas**
Senior Vice President
Capital Markets

**American Stock Exchange**
86 Trinity Place
New York, NY 10006
T 212 306 1807
F 212 306 2066
richard.mikaliunas@amex.com

RECD S.E.C.
AUG 2 3 2006
1086

August 23, 2006

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Office of Filings and Information Services
Filer Support #2
Room #2531
100 F Street, N.E.
Washington, D.C. 20549

PROCESSED
AUG 2 4 2006
THOMSON FINANCIAL

Dear Mr. Johnson:

This is to certify that the American Stock Exchange LLC (the "Exchange") has received from Bank of America Corporation (the "Registrant") a copy of the Company's application on Form 8-A for the registration of the following security:

***Return Linked Notes, due August 25, 2011, Linked to the Dow Jones EURO STOXX 50 Index***

We further certify that the above security has been approved by the Exchange for listing and registration, upon official notice of issuance, and understand that the 8A will be immediately effective upon your receipt of this letter.

Sincerely,

Richard A. Mikaliunas